Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements

5. Fair Value Measurements

        Financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2011 and December 31, 2010, in accordance with Accounting Standards Codification ("ASC") Topic 820, are summarized in the following table by type of inputs applicable to the fair value measurements:

	Fair Value at June 30, 2011				Fair Value at December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest Rate Swap	$—	$11,019	$—	$11,019	$—	$16,347	$—	$16,347

        A description of the inputs used in the valuation of assets and liabilities is summarized as follows:

          Level 1—Inputs represent unadjusted quoted prices for identical assets or liabilities exchanged in active markets.

          Level 2—Inputs include directly or indirectly observable inputs other than Level 1 inputs such as quoted prices for similar assets or liabilities exchanged in active or inactive markets; quoted prices for identical assets or liabilities exchanged in inactive markets; other inputs that are considered in fair value determinations of the assets or liabilities, such as interest rates and yield curves that are observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

          Level 3—Inputs include unobservable inputs used in the measurement of assets and liabilities. Management is required to use its own assumptions regarding unobservable inputs because there is little, if any, market activity in the assets or liabilities or related observable inputs that can be corroborated at the measurement date. Measurements of nonexchange traded derivative contract assets and liabilities are primarily based on valuation models, discounted cash flow models or other valuation techniques that are believed to be used by market participants. Unobservable inputs require management to make certain projections and assumptions about the information that would be used by market participants in pricing assets or liabilities.

Fair Value of Other Financial Instruments

        The Company considers the carrying amount of financial instruments, including accounts receivable, accounts payable and accrued liabilities, as the approximate fair value due to their short maturities. The fair value of our outstanding PIK Toggle Notes and Floating Rate Notes as of June 30, 2011 and December 31, 2010, based on the quoted market price for the same or similar issues of debt, is approximately:

(in millions)	June 30, 2011	December 31, 2010
PIK Toggle Notes	$415.7	$240.9
Floating Rate Notes	221.4	210.9

3. Fair Value Measurements

        ASC Topic 820 "Fair Value Measurements and Disclosure," which establishes a consistent framework for measuring fair value and expands disclosures on fair value measurements. ASC Topic 820 was effective for the Company starting in fiscal 2008 with respect to financial assets and liabilities. In addition, the Company adopted the non-financial asset and liability provisions on January 1, 2009. The adoption of the non-financial asset and liability provisions of ASC Topic 820 had no impact on our financial statements as of January 1, 2009 and has been applied on a prospective basis.

        Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009, in accordance with ASC Topic 820, are summarized in the following table by type of inputs applicable to the fair value measurements:

	Fair Value at December 31, 2010				Fair Value at December 31, 2009
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest Rate Swap	$—	$16,347	$—	$16,347	$—	$21,286	$—	$21,286

        A description of the inputs used in the valuation of assets and liabilities is summarized as follows:

          Level 1—Inputs represent unadjusted quoted prices for identical assets or liabilities exchanged in active markets.

          Level 2—Inputs include directly or indirectly observable inputs other than Level 1 inputs such as quoted prices for similar assets or liabilities exchanged in active or inactive markets; quoted prices for identical assets or liabilities exchanged in inactive markets; other inputs that are considered in fair value determinations of the assets or liabilities, such as interest rates and yield curves that are observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

          Level 3—Inputs include unobservable inputs used in the measurement of assets and liabilities. Management is required to use its own assumptions regarding unobservable inputs because there is little, if any, market activity in the assets or liabilities or related observable inputs that can be corroborated at the measurement date. Measurements of non-exchange traded derivative contract assets and liabilities are primarily based on valuation models, discounted cash flow models or other valuation techniques that are believed to be used by market participants. Unobservable inputs require management to make certain projections and assumptions about the information that would be used by market participants in pricing assets or liabilities.